Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,940,000
Previously Paid Amount	0.00
Total Fee Amount	3,205.91
Total Offset Amount	0.00
Net Fee	3,205.91
Narrative - Max Aggregate Offering Price	$ 20,940,000
Final Prospectus	true